Expense Example (Invesco Global Equity Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Global Equity Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 705
3 Years	1,030
5 Years	1,378
10 Years	2,356
Class B, Invesco Global Equity Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	739
3 Years	1,036
5 Years	1,460
10 Years	2,510
Class C, Invesco Global Equity Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	339
3 Years	736
5 Years	1,260
10 Years	2,696
Class R, Invesco Global Equity Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	189
3 Years	585
5 Years	1,006
10 Years	2,180
Class Y, Invesco Global Equity Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	138
3 Years	431
5 Years	745
10 Years	$ 1,635